Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events
(9)	Subsequent Events

Dividend

On May 4, 2012, TGH’s board of directors approved and declared a quarterly cash dividend of $0.40 per share on TGH’s issued and outstanding common shares, payable on May 29, 2012 to shareholders of record as of May 18, 2012.

Other Subsequent Events

See Note 5 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments” for other subsequent events.